Business Combinations and Disposals - Additional Information (Detail) ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Oct. 08, 2018 CNY (¥)	Oct. 08, 2018 USD ($)	Dec. 05, 2017 CNY (¥)	Aug. 01, 2014 CNY (¥)	Aug. 31, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Jun. 08, 2016
Business Acquisition [Line Items]
Cash consideration					¥ 41,522
News Republic
Business Acquisition [Line Items]
Ownership percentage acquired (as a percent)											100.00%
Total consideration						¥ 364,481
Percentage of shares to dispose of (as a percent)			100.00%
Total consideration from disposal			¥ 566,044
Amount in Exchange for equity interest			¥ 329,710
Deconsolidation gain									¥ 232,673
Japan Kingsoft
Business Acquisition [Line Items]
Ownership percentage acquired (as a percent)										4.60%
Percentage of voting right delegated										5.00%
Percentage of ownership										46.10%
Voting rights percentage obtained after the additional acquisition										51.10%
Youloft HK [Member]
Business Acquisition [Line Items]
Ownership percentage acquired (as a percent)				51.90%
Total consideration				¥ 87,655
Youloft HK [Member] | Deconsolidation of Subsidiaries [Member]
Business Acquisition [Line Items]
Percentage of shares to dispose of (as a percent)	24.80%	24.80%
Total consideration from disposal	¥ 97,450	$ 14,174
Ownership interest, subsequent to transaction							21.90%	21.90%
Youloft HK [Member] | Deconsolidation of Subsidiaries [Member] | Other Income [Member]
Business Acquisition [Line Items]
Deconsolidation gain							¥ 176,442	$ 25,662